Accrued Liabilities (Tables)	7 Months Ended
Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Summary of Accrued liabilities	Accrued liabilities consist of the following:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
Payroll accruals	$6,741	$2,971
Other accrued expenses	529	83

Total	$7,270	$3,054